Other long-term debt (Schedule of Other Long Term Debt) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Nov. 22, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 06, 2013
Debt Instrument [Line Items]
Total other long-term debt		$ 1,404,814,439		$ 974,791,324
Cash and Cash Equivalents, at Carrying Value		894,551,480		578,244,378	$ 387,528,092	$ 140,494,754
Kent EB-5 LLC [Member]
Debt Instrument [Line Items]
Total other long-term debt		$ 60,000,000
Ruihao Rongtong [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage		65.00%
Henan Renxin [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage		51.00%
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 2,551,717,082		1,597,246,245
Less: current portion of other long term debt		(1,146,902,643)		(622,454,921)
Total other long-term debt		1,404,814,439		974,791,324
Land use right securing other long-term bank loan		0		91,648,575
Land use right securing long-term debt		772,031,141		250,459,922
Real estate properties held for lease securing debt		48,610,581		23,696,316
Real estate properties held for sale securing debt		70,161,378		13,437,413
Loan agreements with CITIC Trust Co.,Ltd [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value		15,304,092		0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0		187,314,242
Maturity date		Jun. 06, 2019
Stated rate		13.00%					13.00%
Novermber 2020 Senior Secured notes due on Novermber 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 293,742,826		0
Maturity date		Nov. 22, 2020
Stated rate		8.875%	8.875%
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 295,270,134		294,819,248
Maturity date		Aug. 30, 2019
Stated rate		8.125%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 286,865,011		0
Maturity date		Feb. 28, 2021
Stated rate		7.75%
Corporate Bonds Due On December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 152,661,716		143,484,912
Maturity date		Dec. 28, 2020
Stated rate		7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 107,005,532		100,618,930
Maturity date		Jan. 27, 2021
Stated rate		7.47%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 76,420,211		71,860,897
Maturity date		Mar. 14, 2021
Stated rate		7.09%
Corporate bonds due on August 15, 2019 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 226,122,693		215,084,667
Maturity date		Aug. 15, 2019
Stated rate		8.20%
Corporate bonds due on April 7, 2020 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 172,188,160		0
Maturity date		Apr. 07, 2020
Stated rate		8.20%
Collateralized loan due on June 25, 2017 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0		43,246,360
Maturity date		Jun. 25, 2017
Stated rate		8.50%
Collateralized loan due on May 22, 2020 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 135,992,164		0
Maturity date		May 22, 2020
Stated rate		8.50%
Collateralized loan due on March 31, 2018 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0		21,623,180
Maturity date		Mar. 31, 2018
Stated rate		11.00%
Collateralized loan due on November 6, 2018 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 6,387,795		23,064,725
Maturity date		Nov. 06, 2018
Stated rate		8.20%
Collateralized loan due on January 4, 2019 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 2,794,660		0
Maturity date		Jan. 04, 2019
Stated rate		8.20%
Collateralized loan due on May 10, 2018 at 7.501% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[3]	$ 28,312,572		26,668,589
Maturity date		May 10, 2018
Stated rate		7.501%
Collateralized loan due on May 30, 2018 at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0		64,869,540
Maturity date		May 30, 2018
Stated rate		9.00%
Collateralized loan due on June 19, 2018 at 9.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0		50,454,087
Maturity date		Jun. 19, 2018
Stated rate		9.50%
Collateralized loan due on July 31, 2021 at 8.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]	$ 48,973,095		46,129,451
Maturity date		Jul. 31, 2021
Stated rate		8.00%
Collateralized loan due on August 2, 2021 at 8.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[5]	$ 5,662,515		5,333,718
Maturity date		Aug. 02, 2021
Stated rate		8.00%
Collateralized loan due on September 6, 2019 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[6]	$ 15,304,092		0
Maturity date		Sep. 06, 2019
Stated rate		8.50%
Collateralized loan due on October 30, 2019 at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[6]	$ 2,479,263		0
Maturity date		Oct. 30, 2019
Stated rate		9.00%
Collateralized loan due on November 2, 2019 at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[6]	$ 28,128,922		0
Maturity date		Nov. 02, 2019
Stated rate		9.00%
Collateralized loan due on November 23, 2024 at 6.90% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 40,173,242		43,246,360
Maturity date		Nov. 23, 2024
Stated rate		6.90%
Collateralized loan due on March 17, 2020 at 7.37% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 35,199,412		0
Maturity date		Mar. 17, 2020
Stated rate		7.37%
Collateralized loan due on November 30, 2019 at 9.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 260,169,569		0
Maturity date		Nov. 30, 2019
Stated rate		9.50%
Non-controlling shareholder’s loan due on May 30, 2019 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 246,778,489		0
Maturity date		May 30, 2019
Stated rate		8.50%
Non-controlling shareholder’s loan due on February 28, 2018 at 10.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0		20,614,098
Maturity date		Feb. 28, 2018
Stated rate		10.50%
Non-controlling shareholder’s loan due on February 28, 2018 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0		103,719,187
Maturity date		Feb. 28, 2018
Stated rate		8.50%
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0		48,457,937
Maturity date		Jun. 09, 2017
Stated rate		7.25%
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 10,000,000 [8]		10,000,000
Maturity date		Jan. 23, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000		5,000,000
Maturity date		Apr. 30, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000		5,000,000
Maturity date		Jun. 25, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000		5,000,000
Maturity date		Aug. 04, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000		5,000,000
Maturity date		Aug. 20, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 10,000,000		10,000,000
Maturity date		Oct. 01, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 10,000,000		10,000,000
Maturity date		Nov. 23, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 9,500,000		9,500,000
Maturity date		Mar. 15, 2021
Stated rate		5.95%
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 500,000		500,000
Maturity date		Sep. 12, 2021
Stated rate		5.95%
Ozarks loan due on July 13, 2017 at 4.50% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0		26,636,117
Maturity date		Jul. 13, 2017
Stated rate		4.50%
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 22,283,892		0
Maturity date		Mar. 24, 2020
Stated rate		4.50%
Bank Direct Capital Finance loan due on January 1, 2020 at 4.19% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]	$ 2,801,117		$ 0
Maturity date		Jan. 01, 2020
Stated rate		4.19%

[1]	These loans were paid in full or partially repaid in 2017.
[2]	These two other long-term debt was regard as the same credit line because of the different due date in accordance with the indenture. The portion due on November 6, 2018 was partially repaid in 2017. The debt is secured by the Group’s land use rights with net book value of US$ 2,480,486 (December 31, 2016: nil), the Group’s real estate properties development completed with net book value of US$ 5,378,723 (December 31, 2016: nil) and the surely held of US$ 351,994 (December 31, 2016: nil) security deposit till the borrowing repaid in full.
[3]	According to the Supplementary Agreement, the annual interest rate has been decreased from 9.40% to 7.501% since May 11th, 2017. In addition, this loan was partially repaid in 2017.
[4]	Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng and US$15,304,092 restricted cash (December 31, 2016: Nil).
[5]	Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng.
[6]	These three other long-term debt was regard as the same credit line, because of the different date of repayment in accordance with the indenture, these other long-term debt is secured by the Group’s real estate properties held for lease with net book value of US$ 23,453,508 (December 31, 2016: nil), the Group’s real estate properties development completed with net book value of US$ 32,871,369 (December 31, 2016: nil) and the surely held of US$ 459,123 (December 31, 2016: nil) security deposit till the borrowing repaid in full.
[7]	Pursuant to the agreements with Ping’an Trust Co., Ltd., the debt is secured by the Group’s 51% equity interest of Henan Renxin.
[8]	Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$60 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.
[9]	Pursuant to the agreements with Bank Direct Capital Finance, this other long-term debt is denominated in US$ and unsecured, and repayable by month.